SHARE CAPITAL - Disclosure of detailed information about options outstanding and exercisable (Details) - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Disclosure of classes of share capital [line items]
Number of stock option outstanding	10,888,766	11,979,216	14,339,775
Number of stock option exercisable	10,863,766
Options 1 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	166,750
Number of stock option exercisable	166,750
Exercise price	$ 2.24
Remaining life	1 month 24 days
Expiry date	Apr. 23, 2024
Options 2 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	200,000
Number of stock option exercisable	200,000
Exercise price	$ 0.25
Remaining life	11 months 8 days
Expiry date	Feb. 04, 2025
Options 3 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	1,729,167
Number of stock option exercisable	1,729,167
Exercise price	$ 1.28
Remaining life	1 year 6 months 18 days
Expiry date	Sep. 17, 2025
Options 4 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	51,515
Number of stock option exercisable	51,515
Exercise price	$ 1.03
Remaining life	1 year 9 months 10 days
Expiry date	Dec. 09, 2025
Options 5 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	5,758,334
Number of stock option exercisable	5,758,334
Exercise price	$ 2.17
Remaining life	2 years 3 months 10 days
Expiry date	Jun. 10, 2026
Options 6 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	1,323,000
Number of stock option exercisable	1,323,000
Exercise price	$ 3.63
Remaining life	2 years 11 months 19 days
Expiry date	Feb. 16, 2027
Options 7 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	250,000
Number of stock option exercisable	250,000
Exercise price	$ 1.91
Remaining life	3 years 4 months 6 days
Expiry date	Jul. 04, 2027
Options 8 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	150,000
Number of stock option exercisable	150,000
Exercise price	$ 2.14
Remaining life	3 years 7 months 6 days
Expiry date	Oct. 04, 2027
Options 9 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	1,185,000
Number of stock option exercisable	1,185,000
Exercise price	$ 4.85
Remaining life	3 years 11 months 4 days
Expiry date	Feb. 02, 2028
Options 10 [Member]
Disclosure of classes of share capital [line items]
Number of stock option outstanding	75,000
Number of stock option exercisable	50,000
Exercise price	$ 2.73
Remaining life	4 years 4 months 20 days
Expiry date	Jul. 18, 2028